Shareholders' Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares vote	Dec. 31, 2019 CAD ($) shares
Number of Common Shares
Vested and converted to common shares (in shares) | shares	2,922,000	4,245,000
Changes in equity [abstract]
Beginning balance | $	$ 2,947,209	$ 3,055,424
Share-based compensation | $	7,216	15,894
Ending balance | $	$ 578,213	$ 2,947,209
Shareholders’ capital
Number of Common Shares
Beginning balance (in shares) | shares	558,305,000	554,060,000
Vested and converted to common shares (in shares) | shares	2,922,000	4,245,000
Ending balance (in shares) | shares	561,227,000	558,305,000
Changes in equity [abstract]
Beginning balance | $	$ 5,718,835	$ 5,701,516
Share-based compensation | $	10,583	17,319
Ending balance | $	$ 5,729,418	$ 5,718,835
Preference shares
Preferred shares without nominal or par value (in shares) | shares	10,000,000.0
Issued on corporate acquisition (in shares) | shares	0
Ordinary shares
Voting rights, votes per share | vote	1